Schedule of Investments (unaudited) January 31, 2020	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 99.3%
Government National Mortgage Association
2.50%, 01/15/28	$7	$7,162
2.50%, 02/20/28	15	15,285
2.50%, 01/20/31	234	239,614
2.50%, 04/20/43	29	29,471
2.50%, 01/20/47	364	371,524
2.50%, 02/01/50(a)	2,767	2,812,504
3.00%, 07/15/27	11	11,411
3.00%, 09/15/27	13	13,694
3.00%, 01/20/31	310	319,424
3.00%, 07/20/31	500	515,654
3.00%, 02/20/32	412	424,851
3.00%, 09/15/42	7	7,071
3.00%, 10/15/42	65	68,052
3.00%, 01/20/43	778	808,728
3.00%, 07/15/43	127	131,880
3.00%, 09/20/43	1,617	1,680,567
3.00%, 01/15/44	2,861	2,976,176
3.00%, 08/20/44	898	932,827
3.00%, 05/20/45	909	942,604
3.00%, 07/20/45	239	247,642
3.00%, 10/20/45	381	395,186
3.00%, 02/20/46	1,319	1,368,739
3.00%, 04/20/46	177	183,403
3.00%, 05/20/46	1,117	1,157,734
3.00%, 06/20/46	1,282	1,328,074
3.00%, 07/20/46	1,988	2,060,214
3.00%, 08/20/46	1,260	1,306,092
3.00%, 09/20/46	1,637	1,696,313
3.00%, 12/15/46	380	393,181
3.00%, 12/20/46	1,407	1,458,008
3.00%, 02/15/47	288	297,800
3.00%, 02/20/47	887	919,666
3.00%, 06/20/47	198	204,766
3.00%, 07/20/47	3,630	3,755,027
3.00%, 01/20/48	176	182,571
3.00%, 02/20/48	174	179,676
3.00%, 02/01/50(a)	28,088	28,886,752
3.50%, 02/15/26	7	6,813
3.50%, 11/15/26	5	4,944
3.50%, 02/20/27	13	13,601
3.50%, 01/20/31	91	95,360
3.50%, 07/20/32	303	316,585
3.50%, 09/15/41	10	10,837
3.50%, 09/15/42	28	29,994
3.50%, 09/20/42	279	294,271
3.50%, 10/15/42	12	13,236
3.50%, 10/20/42	655	691,692
3.50%, 11/15/42	57	60,323
3.50%, 11/20/42	2,140	2,259,876
3.50%, 12/20/42	220	232,409
3.50%, 03/15/43	742	786,717
3.50%, 05/15/43	61	64,630
3.50%, 06/15/43	173	182,870
3.50%, 04/20/45	879	919,345
3.50%, 11/20/45	34	35,134
3.50%, 12/20/45	228	238,343
3.50%, 03/20/46	1,231	1,287,463

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/20/46	$193	$201,977
3.50%, 06/20/46	1,954	2,043,237
3.50%, 07/20/46	11,685	12,220,000
3.50%, 11/20/46	33	34,993
3.50%, 12/20/46	433	453,116
3.50%, 01/20/47	173	180,492
3.50%, 02/20/47	449	469,410
3.50%, 03/20/47	968	1,008,408
3.50%, 04/20/47	243	256,554
3.50%, 08/20/47	1,054	1,110,856
3.50%, 10/20/47	508	538,036
3.50%, 12/15/47	669	714,842
3.50%, 12/20/47	785	831,671
3.50%, 01/20/48	1,317	1,372,539
3.50%, 02/20/48	565	589,021
3.50%, 04/20/48	216	227,465
3.50%, 10/20/49	7,359	7,628,621
3.50%, 11/20/49	5,652	5,858,405
3.50%, 12/20/49	3,542	3,671,829
3.50%, 01/20/50	7,225	7,489,310
3.50%, 02/01/50(a)	17,673	18,230,804
4.00%, 03/20/26	5	4,819
4.00%, 07/20/26	4	3,822
4.00%, 02/15/41	16	17,072
4.00%, 03/15/41	19	20,098
4.00%, 04/15/41	60	65,090
4.00%, 05/15/41	11	11,451
4.00%, 12/15/41	17	18,001
4.00%, 01/15/42	13	13,503
4.00%, 02/15/42	35	38,728
4.00%, 03/15/42	77	82,415
4.00%, 05/15/42	15	16,179
4.00%, 08/15/42	18	19,366
4.00%, 09/20/42	382	408,781
4.00%, 04/15/44	107	113,884
4.00%, 05/15/44	90	95,433
4.00%, 08/20/44	63	66,969
4.00%, 10/20/44	689	729,142
4.00%, 08/15/45	5,590	6,007,495
4.00%, 09/20/45	1,839	1,944,056
4.00%, 10/20/45	16	16,974
4.00%, 01/20/46	27	28,045
4.00%, 03/20/46	308	325,597
4.00%, 07/20/46	31	32,881
4.00%, 09/20/46	897	945,662
4.00%, 11/20/46	368	387,669
4.00%, 12/15/46	59	62,560
4.00%, 06/20/47	6,869	7,223,625
4.00%, 07/20/47	1,452	1,527,339
4.00%, 08/20/47	26	27,288
4.00%, 11/20/47	414	435,726
4.00%, 03/20/48	1,275	1,340,906
4.00%, 04/20/48	949	1,006,845
4.00%, 05/20/48	4,120	4,361,457
4.00%, 09/20/48	1,908	1,991,457
4.00%, 11/20/48	1,691	1,795,194
4.00%, 10/20/49	2,179	2,260,887
4.00%, 02/01/50(a)	7,429	7,699,462
4.50%, 04/15/24	7	7,109
4.50%, 07/20/24	3	3,598

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/15/39	$198	$214,161
4.50%, 07/15/40	51	55,451
4.50%, 08/15/40	95	102,551
4.50%, 11/20/45	501	542,590
4.50%, 08/20/46	899	973,405
4.50%, 09/20/46	136	147,583
4.50%, 10/20/46	149	161,767
4.50%, 11/20/46	165	178,460
4.50%, 04/20/47	21	21,948
4.50%, 06/20/47	25	26,375
4.50%, 02/20/48	1,476	1,564,085
4.50%, 06/20/48	117	123,167
4.50%, 07/20/48	728	765,199
4.50%, 08/20/48	590	620,565
4.50%, 12/20/48	3,286	3,454,012
4.50%, 03/20/49	100	104,996
4.50%, 06/20/49	3,850	4,051,649
4.50%, 08/20/49	1,116	1,174,803
4.50%, 02/01/50(a)	5,709	5,997,349
5.00%, 07/15/39	42	46,870
5.00%, 07/20/42	228	250,513
5.00%, 07/20/46	105	115,003
5.00%, 04/20/48	190	201,045
5.00%, 05/20/48	1,141	1,209,086
5.00%, 11/20/48	338	357,838
5.00%, 12/20/48	335	355,102
5.00%, 01/20/49	1,076	1,138,806
5.00%, 04/20/49	67	70,946

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 02/01/50(a)	$4,287	$4,540,390
5.50%, 10/15/38	27	31,297
5.50%, 07/20/40	370	421,819
5.50%, 02/01/50(a)	905	965,040
6.00%, 09/20/38	36	41,722
6.00%, 02/01/50(a)	200	220,031

		202,407,581

Total U.S. Government Agency Obligations — 99.3% (Cost: $199,384,728)		202,407,581

Short-Term Investments

Money Market Funds — 34.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(b)(c)	70,141	70,141,000

Total Short-Term Investments — 34.4% (Cost: $70,141,000)		70,141,000

Total Investments in Securities — 133.7% (Cost: $269,525,728)		272,548,581

Other Assets, Less Liabilities — (33.7)%		(68,737,959)

Net Assets — 100.0%		$203,810,622

(a)	TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	66,232	3,909	70,141	$70,141,000	$280,324	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$202,407,581	$—	$202,407,581
Money Market Funds	70,141,000	—	—	70,141,000

	$70,141,000	$202,407,581	$—	$272,548,581

2